Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value exceeded the aggregate principal balance loans held-for-sale		$ 312,000
Residential mortgage loans held-for-sale 90 or more days past due	6,411,000	15,400,000	37,551,000
Future default rate	3.60%
Assumption used in cash flow model	3 years
Market spreads first pooled security	4.00%
Market spreads second pooled security	5.00%
Change in fair value discount rate for pooled issue	3.00%
Decrease due to change in applicable discount rate for pooled issue	1,700,000
Increase due to change in applicable discount rate for pooled issue	2,700,000
Change in fair value discount rate for single issue	3.00%
Decrease due to change in applicable discount rate for single issue	951,000
Increase due to change in applicable discount rate for single issue	1,600,000
Transfers within three Levels	0
Interest rate lock commitments	0
Change in fair value discount rate for interest lock commitment	20.00%
Change in fair value of interest rate lock commitments	7,000
Investment securities available for sale	394,500,000	440,097,000
Collateral securities unrecovered		4,800,000
Specific Reserve Change		933,000
Loans held-for-sale, at lower of cost or market	4,083,000
Total real estate owned measured at fair value	144,000	726,000
Valuation allowance for loan servicing assets	177,000	177,000
Non-Recurring [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Charge-offs	2,900,000
Market adjustments to balance of loans to fair value	778,000
Commercial Properties [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Decrease in fair value commercial properties	768,000	4,000
Number of real estate properties	1	1
Residential Properties [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in fair value of residential properties	67,000	71,000
Number of real estate properties	1	2
Level 3 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Pull through percentage based upon historical experience	75.00%	75.00%
Total real estate owned measured at fair value	144,000	726,000
Level 2 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held-for-sale, at lower of cost or market	4,083,000
Level 2 [Member] | Non-Recurring [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held-for-sale, at lower of cost or market	4,100,000
Residential Mortgage Loans Held-for-Sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Residential mortgage loans held-for-sale 90 or more days past due	0	0
Interest Rate Lock Commitments on Residential Mortgages [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investment securities available for sale	0	119,000
Specific Reserve [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans with an aggregate carrying amount		2,600,000
Charge-offs		3,000,000
Without Specific Reserve [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans with an aggregate carrying amount	1,800,000	8,700,000
Without Specific Reserve [Member] | Loan One [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Charge-offs	921,000	14,100,000
Without Specific Reserve [Member] | Loan Two [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Charge-offs	$ 531,000	$ 11,600,000